UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02790

Franklin California Tax-Free Income Fund
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 3/31

Date of reporting period: 6/30/13

Item 1. Schedule of Investments.

Franklin California Tax-Free Income Fund
Statement of Investments, June 30, 2013 (unaudited)

		Principal Amount		Value
Municipal Bonds 98.8%				
California 92.4%				
ABAG Finance Authority for Nonprofit Corps. COP, Butte Valley-Tulelake Rural Health Projects Inc., California Mortgage Insured, 6.65%, 10/01/22	$	560,000	$	561,222
ABAG Finance Authority for Nonprofit Corps. MFHR, Palo Alto Gardens Apartments, Series A, 5.45%, 4/01/39		5,500,000		5,272,080
ABAG Finance Authority for Nonprofit Corps. Revenue,				
Channing House, California Mortgage Insured, 6.125%, 5/15/40		17,635,000		19,234,494
Episcopal Senior Communities, Refunding, Series A, 5.00%, 7/01/47		10,500,000		9,818,445
Eskaton Properties Inc., Refunding, 5.00%, 11/15/35		10,000,000		9,853,800
O'Connor Woods Project, 5.00%, 1/01/43		14,775,000		14,858,922
San Diego Hospital Assn., Series C, 5.375%, 3/01/21		5,000,000		5,112,450
San Diego Hospital Assn., Sharp Healthcare, Series B, 6.25%, 8/01/39		17,500,000		19,635,175
St. Rose Hospital, Series A, California Mortgage Insured, 5.625%, 5/15/29		9,050,000		9,479,060
St. Rose Hospital, Series A, California Mortgage Insured, 6.00%, 5/15/29		8,620,000		9,238,399
ABAG Revenue Tax Allocation, RDA Pool, Series A6, AGMC Insured, 5.375%, 12/15/25		445,000		445,289
ABAG Water and Wastewater Revenue, Pooled Financing Program, Refunding, Series A, AGMC Insured, 5.30%, 10/01/21		1,165,000		1,165,990
Alameda Corridor Transportation Authority Revenue, Capital Appreciation, sub. lien, Refunding, Series A, AMBAC Insured,				
5.30%, 10/01/22		81,685,000		87,967,393
5.30%, 10/01/23		70,015,000		74,998,668
5.40%, 10/01/24		43,770,000		46,843,092
5.45%, 10/01/25		32,960,000		35,257,971
zero cpn., 10/01/29		20,000,000		8,564,000
zero cpn., 10/01/30		41,665,000		16,401,427
Alameda County COP, Alameda County Medical Center Project, NATL Insured, ETM,				
5.00%, 6/01/23		19,195,000		19,252,009
5.30%, 6/01/26		7,000,000		7,021,490
5.00%, 6/01/28		8,925,000		8,949,812
Alhambra USD, GO, Election of 2004, Series A, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 8/01/29		13,025,000		14,229,291
Alvord USD, GO, Election of 2007,				
Series A, AGMC Insured, 5.00%, 8/01/32		11,625,000		11,843,550
Series A, AGMC Insured, zero cpn. to 8/01/26, 7.35% thereafter, 8/01/46		42,500,000		22,507,575
Series B, AGMC Insured, zero cpn., 8/01/36		15,000,000		4,202,550
Anaheim PFA Lease Revenue, Capital Appreciation, Public Improvements Project, Series C, AGMC Insured, zero cpn.,				
9/01/24		26,855,000		16,648,757
9/01/26		29,430,000		15,784,486
9/01/27		22,860,000		11,250,092
9/01/28		14,425,000		6,623,672
9/01/29		24,810,000		10,453,942
9/01/32		13,665,000		4,663,591
9/01/33		37,070,000		11,890,944
9/01/34		24,970,000		7,523,711
3/01/37		15,080,000		3,792,318
Anaheim PFAR, Distribution System, second lien, NATL Insured, 5.00%,				
10/01/29		4,325,000		4,460,286
10/01/34		5,500,000		5,654,935
Anaheim UHSD, GO, Capital Appreciation, Series A, AGMC Insured, zero cpn., 8/01/26		8,570,000		4,782,746
Antelope Valley Community College District GO, Election of 2004, Series B, NATL Insured, 5.25%, 8/01/39		14,900,000		15,633,974
Antioch USD, GO, School Facilities Improvement No. 1, Election of 2012, Series A, 5.00%, 8/01/47		13,645,000		14,091,874
Azusa RDA Tax Allocation, Series B, 7.00%, 8/01/38		8,420,000		9,677,611
Bakersfield City School District GO, Series A, AGMC Insured, 5.00%, 11/01/31		8,390,000		8,889,289
Baldwin Park PFAR Tax Allocation, Refunding, Series A, 7.75%, 8/01/19		3,450,000		3,463,352
Baldwin Park USD, GO, Capital Appreciation, Election of 2006, AGMC Insured, zero cpn., 8/01/36		11,410,000		2,855,124
Bay Area Toll Authority Toll Bridge Revenue, San Francisco Bay Area,				
Refunding, Series F-1, 5.00%, 4/01/39		81,800,000		85,226,602
Refunding, Series F-1, 5.50%, 4/01/43		18,000,000		19,099,260
Refunding, Series F-1, 5.125%, 4/01/47		53,585,000		55,881,117
Series F, Pre-Refunded, 5.00%, 4/01/31		101,435,000		113,063,508
Series S-2, 5.00%, 10/01/50		75,000,000		77,291,250
Bay Area Water Supply and Conservation Agency Revenue, Series A, 5.00%, 10/01/34		19,200,000		20,353,728
Bell GO, Election of 2003, NATL Insured, 5.00%, 8/01/34		5,195,000		4,629,213
Belmont-Redwood Shores School District GO, Election of 2005, Series A, AGMC Insured, 5.00%, 8/01/32		10,000,000		10,813,900
Beverly Hills USD, GO, Election of 2002, Series B, Pre-Refunded, 5.00%, 8/01/30		8,590,000		9,384,231

Franklin California Tax-Free Income Fund

Statement of Investments, June 30, 2013 (unaudited) *(continued)*

Bonita USD, GO, Election of 2004, Series A, NATL Insured, Pre-Refunded, 5.00%, 8/01/27	5,100,000	5,362,854
Calexico USD, GO, Election of 2004, Series A, NATL Insured, Pre-Refunded, 5.25%, 8/01/33	4,285,000	4,517,376
California County Tobacco Securitization Agency Tobacco Revenue, Tobacco Settlement Asset-Backed,		
Alameda County Tobacco Asset Securitization Corp., 5.875%, 6/01/35	7,500,000	7,500,300
Kern County Tobacco Funding Corp., Series A, 6.125%, 6/01/43	28,135,000	26,572,945
Kern County Tobacco Funding Corp., Series B, 6.25%, 6/01/37	19,460,000	19,460,778
Stanislaus County Tobacco Funding Corp., Series A, 5.875%, 6/01/43	8,690,000	8,696,431
California Educational Facilities Authority Revenue,		
Loyola Marymount University, Refunding, NATL Insured, zero cpn., 10/01/26	7,620,000	4,134,536
Loyola Marymount University, Refunding, NATL Insured, zero cpn., 10/01/27	7,365,000	3,726,690
Loyola Marymount University, Refunding, NATL Insured, zero cpn., 10/01/28	4,120,000	1,943,486
Loyola Marymount University, Refunding, NATL Insured, zero cpn., 10/01/30	5,685,000	2,345,688
Loyola Marymount University, Refunding, NATL Insured, zero cpn., 10/01/31	7,615,000	2,953,097
Loyola Marymount University, Refunding, NATL Insured, zero cpn., 10/01/32	7,615,000	2,767,139
Occidental College, Series A, NATL Insured, Pre-Refunded, 5.00%, 10/01/36	7,275,000	8,001,263
Pepperdine University, Refunding, Series A, AMBAC Insured, 5.00%, 12/01/35	5,220,000	5,512,111
Santa Clara University, Refunding, AMBAC Insured, zero cpn., 9/01/26	5,150,000	2,776,417
Stanford University, Refunding, 5.25%, 4/01/40	9,785,000	11,965,881
Stanford University, Refunding, Series U-3, 5.00%, 6/01/43	30,785,000	36,126,197
Stanford University, Series U-4, 5.00%, 6/01/43	14,430,000	16,933,605
California Health Facilities Financing Authority Revenue,		
Adventist Health System West, Series A, 5.75%, 9/01/39	18,000,000	20,025,900
Casa Colina, 6.125%, 4/01/32	5,500,000	5,502,090
Catholic Healthcare West, Refunding, Series A, 6.00%, 7/01/34	10,000,000	11,324,000
Catholic Healthcare West, Refunding, Series A, NATL Insured, 5.75%, 7/01/15	7,900,000	7,927,729
Catholic Healthcare West, Series A, 5.25%, 3/01/41	50,000,000	52,010,000
Catholic Healthcare West, Series G, 5.25%, 7/01/23	3,000,000	3,102,750
Cedars-Sinai Medical Center, 5.00%, 8/15/39	4,200,000	4,384,002
Children's Hospital Los Angeles, Refunding, Series A, AGMC Insured, 5.25%, 7/01/38	10,000,000	10,169,600
Children's Hospital of Orange County, Series A, 6.50%, 11/01/24	10,500,000	12,273,450
Children's Hospital of Orange County, Series A, 6.25%, 11/01/29	13,870,000	15,772,825
Children's Hospital of Orange County, Series A, 5.25%, 11/01/41	20,690,000	21,595,808
Feedback Foundation Inc., Series A, California Mortgage Insured, 6.50%, 12/01/22	1,065,000	1,067,087
Hospital of the Good Samaritan, Refunding, 7.00%, 9/01/21	52,930,000	50,821,798
Lucile Salter Packard Children's Hospital at Stanford, Series C, AMBAC Insured, Pre-Refunded, 5.00%, 8/15/26	6,000,000	6,033,660
Northern California Presbyterian Homes and Services Inc., Refunding, 5.40%, 7/01/28	6,340,000	6,340,634
Pomona Valley Hospital, Refunding, Series A, NATL Insured, 5.625%, 7/01/19	8,500,000	8,527,880
Providence Health & Services, Refunding, Series C, 6.50%, 10/01/38	6,375,000	7,333,099
Providence Health & Services, Series C, 6.25%, 10/01/28	4,000,000	4,582,400
Providence Health & Services, Series C, Pre-Refunded, 6.50%, 10/01/38	125,000	156,476
Rady Children's Hospital, 5.25%, 8/15/41	11,000,000	11,471,570
Small Facilities Program, Refunding, Series A, NATL RE, FGIC Insured, 5.00%, 4/01/25	10,370,000	10,441,449
Southern California, Series A, California Mortgage Insured, 5.50%, 12/01/22	2,165,000	2,166,451
Stanford Hospital and Clinics, Series A, 5.00%, 8/15/51	75,000,000	75,159,000
Sutter Health, Series A, 5.00%, 8/15/38	30,300,000	30,639,057
Sutter Health, Series A, 5.25%, 11/15/46	55,390,000	56,136,103
California HFAR,		
Home Mortgage, Series K, 4.75%, 8/01/36	5,000,000	4,751,000
MFHR III, Series B, NATL Insured, 5.50%, 8/01/39	11,950,000	11,271,598
California Infrastructure and Economic Development Bank Revenue,		
Bay Area Toll Bridges, first lien, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/33	5,000,000	6,005,000
Bay Area Toll Bridges, first lien, Series A, FGIC Insured, Pre-Refunded, 5.00%, 7/01/29	50,985,000	61,545,523
Los Angeles County Department of Public Social Services, AMBAC Insured, 5.00%, 9/01/35	7,765,000	7,692,630
California Municipal Finance Authority COP, Community Hospitals of Central California Obligated Group,		
5.375%, 2/01/29	10,000,000	10,342,300
5.25%, 2/01/37	37,100,000	37,678,018
5.50%, 2/01/39	13,250,000	13,698,645
5.25%, 2/01/46	90,650,000	91,764,995
California PCFA, PCR, San Diego Gas and Electric Co., Series A, 5.85%, 6/01/21	32,535,000	32,595,840
California State GO,		
6.00%, 5/01/24	2,565,000	2,604,398
5.125%, 4/01/25	3,500,000	3,580,570
5.20%, 4/01/26	13,500,000	13,838,580
5.00%, 8/01/34	48,000,000	49,605,120
AGMC Insured, 5.50%, 4/01/19	540,000	545,584

Franklin California Tax-Free Income Fund
Statement of Investments, June 30, 2013 (unaudited) *(continued)*

AGMC Insured, 5.50%, 3/01/20	415,000	417,801
AMBAC Insured, 5.90%, 3/01/25	210,000	211,292
AMBAC Insured, Pre-Refunded, 5.00%, 4/01/31	29,980,000	31,052,085
NATL Insured, 6.00%, 8/01/24	990,000	993,287
NATL RE, FGIC Insured, 5.625%, 10/01/26	5,005,000	5,048,143
NATL RE, FGIC Insured, Pre-Refunded, 5.625%, 10/01/26	1,340,000	1,357,782
Pre-Refunded, 5.25%, 4/01/27	4,995,000	5,182,912
Pre-Refunded, 5.25%, 4/01/29	5,580,000	5,789,920
Pre-Refunded, 5.25%, 4/01/34	19,980,000	20,731,648
Refunding, 5.625%, 9/01/24	255,000	256,604
Refunding, 5.00%, 9/01/31	16,520,000	17,471,056
Various Purpose, 5.125%, 4/01/24	7,500,000	7,694,700
Various Purpose, 6.00%, 4/01/38	57,130,000	64,977,948
Various Purpose, 6.00%, 11/01/39	100,000,000	114,380,000
Various Purpose, 5.25%, 11/01/40	69,685,000	73,490,498
Various Purpose, 5.00%, 9/01/42	182,000,000	188,897,800
Various Purpose, FGIC Insured, 6.00%, 8/01/19	905,000	908,195
Various Purpose, Pre-Refunded, 5.25%, 12/01/26	12,770,000	13,355,504
Various Purpose, Refunding, 5.00%, 6/01/32	26,000,000	27,530,360
Various Purpose, Refunding, 6.00%, 3/01/33	25,000,000	29,529,750
Various Purpose, Refunding, 5.25%, 3/01/38	59,045,000	61,539,651
Various Purpose, Refunding, 5.50%, 3/01/40	25,000,000	27,051,000
Various Purpose, Refunding, 5.00%, 10/01/41	15,250,000	15,790,612
Various Purpose, Refunding, 5.00%, 4/01/42	90,000,000	93,283,200
Various Purpose, Refunding, 5.00%, 2/01/43	60,240,000	62,560,445
Various Purpose, Refunding, 5.00%, 4/01/43	326,995,000	339,757,615
Various Purpose, Refunding, AGMC Insured, 5.00%, 6/01/32	20,000,000	21,177,200
California State Health Facilities Financing Authority Revenue,		
City of Hope, Refunding, Series A, 5.00%, 11/15/32	12,400,000	13,170,908
City of Hope, Refunding, Series A, 5.00%, 11/15/35	6,500,000	6,888,635
City of Hope, Refunding, Series A, 5.00%, 11/15/39	5,000,000	5,251,500
Sutter Health, Series A, 5.00%, 8/15/52	250,000,000	250,972,500
California State Municipal Finance Authority Revenue, Eisenhower Medical Center, Series A, 5.75%, 7/01/40	7,000,000	7,133,000
California State Public Works Board Lease Revenue,		
California Science Center, Series A, 5.25%, 10/01/22	8,645,000	8,666,785
Department of Corrections, Series C, 5.00%, 6/01/25	4,810,000	4,862,670
Department of Corrections, Series C, Pre-Refunded, 5.00%, 6/01/24	12,225,000	12,465,955
Department of Corrections, Series C, Pre-Refunded, 5.25%, 6/01/28	25,475,000	26,003,351
Department of Mental Health, Coalinga State Hospital, Series A, Pre-Refunded, 5.00%, 6/01/25	12,000,000	12,522,960
Department of Mental Health, Coalinga State Hospital, Series A, Pre-Refunded, 5.125%, 6/01/29	56,500,000	59,026,115
Judicial Council of California, Yuba City Court House, Series D, 5.00%, 6/01/38	12,000,000	12,243,960
Judicial Council Projects, Series A, 5.00%, 3/01/38	17,000,000	17,338,300
Trustees of California State University, Refunding, Series A, 5.00%, 10/01/19	7,500,000	7,522,800
Various California Community Colleges Projects, Refunding, Series A, 5.90%, 4/01/17	8,320,000	8,349,120
Various Capital Projects, Refunding, Series G, 5.00%, 11/01/37	82,500,000	84,346,350
Various Capital Projects, Series A, 5.00%, 4/01/31	48,070,000	49,964,439
Various Capital Projects, Series A, 5.00%, 4/01/32	17,885,000	18,511,333
Various Capital Projects, Series A, 5.00%, 4/01/37	29,325,000	29,947,863
Various Capital Projects, Series A, Sub Series A-1, 5.50%, 3/01/25	8,700,000	9,752,874
Various Capital Projects, Series A, Sub Series A-1, 6.00%, 3/01/35	10,000,000	11,511,900
Various Capital Projects, Series G, Sub Series G-1, 5.75%, 10/01/30	100,000,000	111,862,000
Various Capital Projects, Series I, Sub Series I-1, 6.375%, 11/01/34	50,000,000	58,806,500
Various Judicial Council Projects, Series D, 5.00%, 12/01/31	15,000,000	15,573,000
California State University Revenue, Systemwide,		
ᵃRefunding, Series A, 5.00%, 11/01/42	29,645,000	30,725,857
Refunding, Series C, NATL Insured, 5.00%, 11/01/30	15,490,000	16,493,907
Series A, 5.00%, 11/01/37	53,595,000	56,155,769
Series A, 5.00%, 11/01/42	24,865,000	25,859,600
Series A, AGMC Insured, Pre-Refunded, 5.00%, 11/01/29	10,000,000	10,397,600
Series C, NATL Insured, 5.00%, 11/01/35	12,900,000	13,639,428
California Statewide CDA, COP,		
The Internext Group, 5.375%, 4/01/17	4,400,000	4,410,824
The Internext Group, 5.375%, 4/01/30	67,480,000	67,637,228
NATL Insured, 5.00%, 4/01/18	7,000,000	6,973,190
NATL Insured, 5.125%, 4/01/23	6,000,000	5,999,520

Franklin California Tax-Free Income Fund

Statement of Investments, June 30, 2013 (unaudited) *(continued)*

California Statewide CDA Revenue COP,		
CHFCLP Insured Health Facilities, Unihealth, Series A, AMBAC Insured, Pre-Refunded, 5.75%, 10/01/25	24,545,000	28,525,463
Southern California Development Corp., California Mortgage Insured, 6.10%, 12/01/15	810,000	813,175
California Statewide CDA Revenue,		
Catholic Healthcare West, Refunding, Series L, Assured Guaranty, 5.25%, 7/01/41	13,000,000	13,492,310
Catholic Healthcare West, Series A, 5.50%, 7/01/30	9,885,000	10,673,427
Catholic Healthcare West, Series E, 5.50%, 7/01/31	12,675,000	13,656,425
CHF-Irvine LLC, UCI East Campus Apartments, Phase II, 5.50%, 5/15/26	9,500,000	9,961,225
CHF-Irvine LLC, UCI East Campus Apartments, Phase II, 6.00%, 5/15/40	59,000,000	61,439,060
Cottage Health System Obligated Group, Refunding, 5.25%, 11/01/30	18,500,000	20,004,050
Cottage Health System Obligated Group, Refunding, 5.00%, 11/01/40	51,000,000	53,025,720
Daughters of Charity Health, Refunding, Series A, 5.25%, 7/01/24	6,000,000	6,137,760
Daughters of Charity Health, Refunding, Series A, 5.25%, 7/01/30	5,000,000	5,079,350
Daughters of Charity Health, Refunding, Series A, 5.25%, 7/01/35	13,900,000	14,067,634
Daughters of Charity Health, Refunding, Series A, 5.00%, 7/01/39	29,980,000	29,130,367
Daughters of Charity Health, Refunding, Series H, 5.25%, 7/01/25	3,190,000	3,257,118
Enloe Medical Center, California Mortgage Insured, 6.25%, 8/15/33	20,000,000	22,565,200
Enloe Medical Center, California Mortgage Insured, 5.75%, 8/15/38	36,500,000	39,567,825
Health Facility, Adventist Health, Series A, 5.00%, 3/01/30	6,300,000	6,468,399
Health Facility, Los Angeles Jewish Home for the Aging, California Mortgage Insured, 5.50%, 11/15/33	19,400,000	19,594,388
Henry Mayo Newhall Memorial Hospital, Series A, California Mortgage Insured, 5.00%, 10/01/37	4,000,000	4,123,640
Huntington Memorial Hospital, Refunding, 5.00%, 7/01/27	20,000,000	20,851,600
Huntington Memorial Hospital, Refunding, 5.00%, 7/01/35	45,000,000	46,517,850
Kaiser Permanente, Refunding, Series A, 4.75%, 4/01/33	10,515,000	10,381,565
Kaiser Permanente, Refunding, Series A, BHAC Insured, 5.00%, 4/01/31	10,000,000	10,492,900
Kaiser Permanente, Series A, 5.00%, 4/01/42	70,000,000	71,285,200
Kaiser Permanente, Series B, 5.00%, 3/01/41	46,980,000	47,185,772
Kaiser Permanente, Series B, 5.25%, 3/01/45	177,160,000	178,984,748
Lodi Memorial Hospital, Series A, California Mortgage Insured, 5.00%, 12/01/37	20,000,000	20,435,400
Methodist Hospital of Southern California Project, FHA Insured, 6.25%, 8/01/24	12,435,000	14,314,177
Methodist Hospital of Southern California Project, FHA Insured, 6.625%, 8/01/29	20,015,000	23,459,782
Methodist Hospital of Southern California Project, FHA Insured, 6.75%, 2/01/38	19,690,000	22,722,851
Mission Community, California Mortgage Insured, 5.375%, 11/01/21	7,070,000	7,075,161
Mission Community, California Mortgage Insured, 5.375%, 11/01/26	9,755,000	9,762,121
Serenity House, Refunding, California Mortgage Insured, 5.50%, 1/01/28	3,400,000	3,408,092
St. Joseph Health System, Series B, FGIC Insured, 5.75%, 7/01/47	29,600,000	32,119,256
St. Joseph Health System, Series C, FGIC Insured, 5.75%, 7/01/47	12,000,000	13,021,320
St. Joseph Health System, Series E, AGMC Insured, 5.25%, 7/01/47	15,300,000	15,863,499
Stovehaven Apartments Project, Series A, ACA Insured, 5.875%, 7/01/32	4,945,000	4,595,339
Sutter Health, Refunding, Series A, 5.00%, 11/15/43	103,300,000	106,123,189
Sutter Health, Series C, 5.00%, 11/15/38	23,925,000	25,439,931
California Statewide CDA Student Housing Revenue, University of California Irvine East Campus Apartments Phase I, Refunding,		
5.125%, 5/15/31	8,000,000	8,095,040
5.375%, 5/15/38	8,500,000	8,638,380
California Statewide CDA Water and Wastewater Revenue, Pooled Financing Program, Series A, AGMC Insured,		
5.25%, 10/01/24	3,925,000	4,002,440
5.00%, 10/01/29	1,095,000	1,118,805
Pre-Refunded, 5.25%, 10/01/24	1,075,000	1,099,026
Pre-Refunded, 5.00%, 10/01/29	1,905,000	1,946,415
Camarillo Community Development Commission Tax Allocation, Camarillo Corridor Project, Refunding, AMBAC Insured, 5.00%, 9/01/36	4,800,000	4,709,280
Campbell RDA Tax Allocation, Central Campbell Redevelopment Project, Series A, 6.00%, 10/01/33	5,000,000	4,987,850
Campbell USD,		
GO, Series A, NATL RE, FGIC Insured, 5.00%, 8/01/28	5,205,000	5,682,871
GO, Series E, AGMC Insured, 5.00%, 8/01/29	6,260,000	6,704,335
Series B, NATL RE, FGIC Insured, zero cpn., 8/01/20	5,000,000	3,996,600
Series B, NATL RE, FGIC Insured, zero cpn., 8/01/21	6,280,000	4,786,616
Capistrano USD, CFD No. 90-2 Special Tax, Talega, Improvement Area No. 2002-1,		
5.875%, 9/01/33	5,625,000	5,629,838
6.00%, 9/01/33	7,100,000	7,107,526
Carlsbad USD, GO,		
zero cpn. to 5/01/19, 6.00% thereafter, 5/01/34	14,000,000	10,816,820
zero cpn. to 8/01/26, 6.625% thereafter, 8/01/35	33,000,000	18,500,790

Franklin California Tax-Free Income Fund
Statement of Investments, June 30, 2013 (unaudited) *(continued)*

Centinela Valley UHSD, GO,		
Election of 2010, Series B, AGMC Insured, 5.00%, 8/01/50	39,400,000	39,799,516
Refunding, Series A, NATL Insured, 5.50%, 8/01/33	15,630,000	17,372,901
Cerritos Community College District GO, Election of 2004, Series B, NATL Insured, 5.00%, 8/01/31	16,580,000	17,557,557
Cerritos PFAR Tax Allocation, Redevelopment Project, Refunding, Series A, AMBAC Insured, 5.00%, 11/01/22	1,675,000	1,756,271
Chabot-Las Positas Community College District GO, Refunding, 5.00%,		
8/01/30	26,000,000	27,782,040
8/01/31	13,500,000	14,368,050
Chico RDA Tax Allocation, Chico Amended and Merged Redevelopment Project, AMBAC Insured, 5.00%, 4/01/32	4,000,000	3,966,080
Chico USD, GO, Election of 2012, Series A, 5.00%, 8/01/43	8,000,000	8,113,600
Chula Vista IDR, San Diego Gas and Electric Co.,		
Refunding, Series A, 5.875%, 2/15/34	17,500,000	19,741,225
Series A, 5.30%, 7/01/21	8,500,000	8,844,845
Series B, 5.50%, 12/01/21	14,000,000	14,541,100
Claremont RDA Tax Allocation, Consolidated Redevelopment Project, Refunding, 5.50%, 8/01/23	4,950,000	4,950,099
Colton Joint USD, GO, Election of 2001, Series B, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 8/01/27	7,000,000	7,364,700
Commerce Joint Powers Financing Authority Revenue, Redevelopment Projects, Series B, Radian Insured, 5.125%, 8/01/35	5,460,000	5,087,628
Compton CRDA Tax Allocation, Redevelopment Project, second lien, Series B,		
5.70%, 8/01/30	10,000,000	9,775,500
6.00%, 8/01/35	11,160,000	10,945,393
6.00%, 8/01/42	10,000,000	9,374,600
Compton Sewer Revenue, 6.00%, 9/01/39	11,775,000	11,323,782
Compton USD, GO, AMBAC Insured, 5.00%, 6/01/29	5,660,000	5,714,676
Contra Costa County COP, Merrithew Memorial Hospital Project, ETM, zero cpn., 11/01/15	6,810,000	6,704,786
Coronado CDA Tax Allocation, Coronado Community Development Project, Refunding, NATL Insured, 5.00%, 9/01/34	6,115,000	6,126,802
Cudahy RDA Tax Allocation, Refunding, Series C, 6.00%, 10/01/27	6,365,000	6,365,637
Daly City Housing Development Finance Agency Mobile Home Park Revenue, Franciscan Mobile Home Park Acquisition Project, senior bond, Refunding, Series A, 5.00%, 12/15/47	17,870,000	17,918,964
Delano UHSD, GO, Refunding, Series A, NATL Insured, 5.15%, 2/01/32	8,520,000	8,700,198
Desert Sands USD, GO, Election of 2001, AGMC Insured, Pre-Refunded, 5.00%, 6/01/29	16,425,000	17,140,801
East Bay MUD Water System Revenue,		
Refunding, Series A, NATL RE, FGIC Insured, 5.00%, 6/01/37	99,545,000	107,678,822
Series A, NATL Insured, 5.00%, 6/01/28	7,000,000	7,380,870
Series A, NATL Insured, 5.00%, 6/01/29	27,495,000	28,932,714
Series A, NATL Insured, 5.00%, 6/01/30	15,000,000	15,772,800
Series A, NATL Insured, 5.00%, 6/01/35	27,505,000	28,853,570
El Centro Financing Authority Hospital Revenue, El Centro Regional Medical Center Project, California Mortgage Insured, 5.25%, 3/01/26	7,360,000	7,360,883
El Rancho USD, GO, Election of 2003, Series A, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 8/01/28	5,635,000	5,655,850
Emeryville PFAR,		
Housing Increment Loan, 6.20%, 9/01/25	3,115,000	3,116,277
Shellmound Park Redevelopment and Housing Project, Refunding, Series B, NATL Insured, 5.00%, 9/01/28	10,000,000	9,519,200
Fairfax Elementary School District GO, Election of 2010, Refunding, AGMC Insured, zero cpn., 11/01/48	10,380,000	1,490,360
Fairfield COP, Fairfield Water Financing, Series A, XLCA Insured, 5.00%, 4/01/42	10,000,000	9,573,200
Florin Resource Conservation District COP, Elk Grove Water Service, Refunding, Series A, NATL Insured, 5.00%, 3/01/33	8,215,000	7,800,225
Fontana RDA Tax Allocation, Jurupa Hills Redevelopment Project, Refunding, Series A, 5.50%, 10/01/27	12,500,000	12,509,875
Foothill/Eastern Transportation Corridor Agency Toll Road Revenue, Capital Appreciation,		
Refunding, 5.80%, 1/15/20	49,500,000	50,541,975
Refunding, 5.85%, 1/15/23	10,000,000	10,175,800
Refunding, 5.875%, 1/15/26	30,000,000	30,461,400
Refunding, 5.875%, 1/15/27	80,835,000	82,018,424
Refunding, 5.875%, 1/15/28	80,500,000	81,627,000
Refunding, 5.875%, 1/15/29	112,230,000	113,742,860
Refunding, 5.75%, 1/15/40	395,510,000	395,478,359
Refunding, zero cpn., 1/15/21	51,180,000	32,937,913
Refunding, zero cpn., 1/15/25	57,000,000	28,784,430
Refunding, zero cpn., 1/15/30	98,460,000	36,868,347
Refunding, zero cpn., 1/15/32	100,000,000	33,030,000
Refunding, zero cpn., 1/15/33	132,460,000	41,212,280
Refunding, zero cpn., 1/15/34	100,000,000	26,980,000
Refunding, zero cpn., 1/15/35	20,000,000	5,521,400
Refunding, zero cpn., 1/15/36	182,160,000	47,166,689
Refunding, zero cpn., 1/15/37	170,615,000	37,866,293
Refunding, zero cpn., 1/15/38	160,560,000	33,348,312
senior lien, Series A, 5.00%, 1/01/35	15,955,000	14,748,323

Franklin California Tax-Free Income Fund

Statement of Investments, June 30, 2013 (unaudited) *(continued)*

senior lien, Series A, ETM, zero cpn., 1/01/22	30,835,000	24,552,985
senior lien, Series A, ETM, zero cpn., 1/01/23	5,765,000	4,394,314
senior lien, Series A, ETM, zero cpn., 1/01/24	72,045,000	52,600,775
senior lien, Series A, ETM, zero cpn., 1/01/25	20,660,000	14,327,090
senior lien, Series A, ETM, zero cpn., 1/01/26	23,475,000	15,404,999
senior lien, Series A, ETM, zero cpn., 1/01/27	15,000,000	9,329,700
senior lien, Series A, ETM, zero cpn., 1/01/28	2,000,000	1,167,240
senior lien, Series A, ETM, zero cpn., 1/01/29	35,310,000	19,586,104
Fremont GO, Election of 2002, Fire Safety Project, Series B, NATL RE, FGIC Insured, 5.00%, 8/01/34	7,235,000	7,318,203
Fremont USD Alameda County GO, Election of 2002, Series B, AGMC Insured, Pre-Refunded, 5.00%, 8/01/28	10,000,000	10,924,600
Fresno USD, GO,		
Election of 2001, Series G, zero cpn., 8/01/41	47,000,000	7,834,900
Election of 2010, Series B, zero cpn., 8/01/41	35,000,000	5,834,500
Glendale Community College District GO, NATL RE, FGIC Insured, zero cpn., 8/01/28	15,000,000	7,229,550
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue,		
Asset-Backed, Refunding, Series A, FGIC Insured, 5.00%, 6/01/45	20,000,000	20,541,800
Asset-Backed, Senior Series A-1, 5.125%, 6/01/47	5,000,000	3,858,200
Asset-Backed, Senior Series A-1, 5.75%, 6/01/47	77,500,000	65,695,975
Enhanced, Asset-Backed, Refunding, AGMC Insured, 5.00%, 6/01/45	30,000,000	30,913,800
Enhanced, Asset-Backed, Refunding, Series A, 5.00%, 6/01/45	34,000,000	35,330,080
Enhanced, Asset-Backed, Refunding, Series A, AMBAC Insured, 5.00%, 6/01/45	14,085,000	14,466,563
Enhanced, Asset-Backed, Refunding, Series A, Radian Insured, 5.00%, 6/01/45	30,000,000	30,812,700
Enhanced, Asset-Backed, Series A, AGMC Insured, 5.00%, 6/01/35	50,000,000	51,607,000
Grand Terrace Community RDA Tax Allocation Revenue, Community Redevelopment Project Area, Series A, 6.00%, 9/01/33	10,000,000	10,740,600
Hartnell Community College District GO,		
Capital Appreciation, Election of 2002, zero cpn. to 8/01/22, 6.125% thereafter, 8/01/33	20,000,000	12,932,600
Election of 2002, Series A, NATL Insured, Pre-Refunded, 5.00%, 8/01/27	5,020,000	5,038,775
Hawthorne School District GO, Capital Appreciation, Election of 2004, Series C, Assured Guaranty, zero cpn., 8/01/48	37,665,000	5,335,247
Healdsburg RDA Tax Allocation Revenue, Sotoyome Community Development Project, 5.375%, 8/01/34	7,750,000	8,094,798
Hesperia USD, COP, Refunding, Series A, Build America Mutual Assurance, 5.00%, 2/01/43	14,000,000	13,892,480
Huntington Beach City School District GO, Capital Appreciation, Election of 2002, Series A, NATL RE, FGIC Insured, zero cpn., 8/01/28	10,005,000	4,716,757
Huntington Beach UHSD, GO, Election of 2004, AGMC Insured, Pre-Refunded, 5.00%, 8/01/29	11,000,000	11,566,940
Inland Empire Tobacco Securitization Authority Revenue, Tobacco Settlement Asset-Backed Bonds, Turbo Convertible Capital Appreciation, Series B, 5.75%, 6/01/26	35,000,000	33,792,850
Intercommunity Hospital Financing Authority COP, Northbay Healthcare System, Refunding, ACA Insured, 5.25%, 11/01/19	6,535,000	6,538,071
Irvine USD Financing Authority Special Tax, Series A,		
5.00%, 9/01/26	2,865,000	2,891,473
5.125%, 9/01/36	10,585,000	10,534,510
Kaweah Delta Health Care District GO, Election of 2003, NATL Insured, 5.00%, 8/01/34	16,500,000	16,752,120
Kern Community College District COP, AMBAC Insured, 5.00%, 3/01/34	15,000,000	15,179,250
La Palma Community Development Commission Tax Allocation, La Palma Community Development Project No. 1, Refunding, 6.10%, 6/01/22	1,395,000	1,404,905
La Quinta RDA Tax Allocation, Redevelopment Project Area No. 1, AMBAC Insured, 5.125%, 9/01/32	10,825,000	10,828,464
Lake Elsinore PFA Tax Allocation Revenue, Series A, Assured Guaranty, 5.25%, 9/01/33	10,065,000	10,101,033
Lancaster RDA, RMR, Los Angeles County, Series A, ETM, 10.125%, 9/01/16	5,000	6,391
Lawndale RDA Tax Allocation, Economic Revitalization Project, Assured Guaranty, 5.50%, 8/01/39	10,280,000	10,502,870
Loma Linda Hospital Revenue, Loma Linda University Medical Center, Series A,		
5.00%, 12/01/23	8,700,000	8,719,140
8.25%, 12/01/38	35,000,000	39,318,300
Long Beach Bond Finance Authority Natural Gas Purchase Revenue, Series A,		
5.50%, 11/15/28	8,000,000	8,833,200
5.00%, 11/15/29	17,465,000	18,220,361
5.50%, 11/15/30	5,000,000	5,458,450
5.00%, 11/15/35	69,800,000	69,609,446
5.50%, 11/15/37	35,000,000	37,089,850
Long Beach Community College District GO,		
Capital Appreciation, Election of 2008, Series B, zero cpn. to 8/01/32, 4.75% thereafter, 8/01/49	45,000,000	12,239,100
Election of 2008, Series B, 4.00%, 8/01/42	25,385,000	22,746,483
Los Angeles Community College District GO,		
Election of 2001, Series A, NATL RE, FGIC Insured, 5.00%, 8/01/32	21,500,000	23,267,300
Election of 2001, Series E-1, 5.00%, 8/01/33	25,000,000	27,313,500
Election of 2003, Series F-1, 5.00%, 8/01/33	20,000,000	21,850,800

Los Angeles County Sanitation Districts Financing Authority Revenue, Capital Projects,		
District No. 14, Series B, NATL RE, FGIC Insured, 5.00%, 10/01/30	6,000,000	6,241,080
District No. 20, Series A, NATL Insured, 5.00%, 10/01/34	215,000	221,422
Los Angeles CRDA Financing Authority Revenue, Pooled Financing, Beacon Normandie, Series B, 6.625%, 9/01/14	190,000	190,053
Los Angeles Department of Airports Airport Revenue,		
5.00%, 5/15/35	80,000,000	82,813,600
[a]Los Angeles International Airport, Senior, Refunding, Series A, 5.00%, 5/15/40	19,445,000	19,794,232
Los Angeles International Airport, Senior, Series D, 5.00%, 5/15/40	17,050,000	17,356,218
Los Angeles International Airport, Subordinated, Refunding, Series C, 5.125%, 5/15/33	16,000,000	17,042,880
Series A, 5.00%, 5/15/34	18,500,000	20,051,410
Series A, 5.25%, 5/15/39	14,000,000	14,469,700
Los Angeles Department of Water and Power Revenue,		
Power System, Refunding, Series B, 5.00%, 7/01/43	49,765,000	51,850,651
Power System, Series A, Sub Series A-1, 5.25%, 7/01/38	10,000,000	10,805,000
Power System, Series A, Sub Series A-1, AGMC Insured, 5.00%, 7/01/31	10,000,000	10,527,400
Power System, Series A, Sub Series A-1, AGMC Insured, 5.00%, 7/01/35	63,435,000	66,312,412
Power System, Series A, Sub Series A-1, AMBAC Insured, 5.00%, 7/01/37	11,345,000	11,926,658
Power System, Series A, Sub Series A-2, NATL Insured, Pre-Refunded, 5.00%, 7/01/23	6,550,000	6,550,000
Power System, Series A, Sub Series A-2, Pre-Refunded, 5.00%, 7/01/30	7,000,000	7,000,000
Power System, Series B, AGMC Insured, Pre-Refunded, 5.00%, 7/01/28	10,575,000	10,575,000
Water System, Refunding, Series A, 5.00%, 7/01/43	96,095,000	101,068,877
Water System, Series A, Sub Series A-1, AMBAC Insured, 5.00%, 7/01/36	14,385,000	15,296,434
Water System, Series A, Sub Series A-1, AMBAC Insured, 5.00%, 7/01/38	18,000,000	19,191,960
Water System, Series A, Sub Series A-2, AMBAC Insured, 5.00%, 7/01/44	38,000,000	40,238,580
Water System, Series B, 5.00%, 7/01/43	100,735,000	105,949,044
Los Angeles USD, GO,		
Series A, NATL Insured, Pre-Refunded, 5.00%, 1/01/28	105,250,000	105,250,000
Series E, AMBAC Insured, 5.00%, 7/01/30	15,000,000	15,746,100
Series F, 5.00%, 7/01/29	2,250,000	2,400,975
Series I, 5.00%, 7/01/29	10,000,000	10,671,000
Series I, 5.00%, 1/01/34	36,760,000	38,087,404
Los Angeles Wastewater System Revenue,		
Refunding, Series A, 5.00%, 6/01/39	25,000,000	26,972,250
System Subordinate, Refunding, Series A, 5.00%, 6/01/35	14,380,000	15,412,772
Lynwood PFA Tax Allocation, Project Area A, Refunding, Series A, AGMC Insured, 5.90%, 9/01/28	6,470,000	6,503,515
M-S-R Energy Authority Gas Revenue, Series B, 6.50%, 11/01/39	25,000,000	29,630,000
M-S-R Public Power Agency San Juan Project Revenue, Series E, NATL Insured, ETM, 6.00%, 7/01/22	6,330,000	6,352,092
Madera County COP, Valley Children's Hospital Project, NATL Insured,		
5.00%, 3/15/23	8,500,000	8,507,055
5.75%, 3/15/28	27,500,000	27,532,450
Metropolitan Water District of Southern California Waterworks Revenue, Series B1, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 10/01/33	5,000,000	5,059,326
Milpitas RDA Tax Allocation, Redevelopment Project Area No. 1, NATL Insured, ETM,		
5.40%, 1/15/17	6,715,000	7,317,806
5.50%, 1/15/24	11,790,000	13,755,275
Modesto High School District Stanislaus County GO, Capital Appreciation, Series A, NATL RE, FGIC Insured, zero cpn.,		
8/01/21	9,660,000	7,195,348
8/01/23	10,815,000	7,198,680
5/01/27	12,770,000	6,790,448
Modesto Schools Infrastructure Financing Agency Special Tax Revenue, AMBAC Insured, 5.20%, 9/01/37	4,260,000	4,078,993
Moreno Valley USD, GO, Election of 2004, Series A, AGMC Insured, zero cpn.,		
8/01/27	6,315,000	3,707,031
8/01/28	6,625,000	3,673,298
Mount Diablo USD, GO, Election of 2010, Series E, 5.00%, 6/01/37	18,000,000	18,938,160
Murrieta Valley USD,		
COP, School Facility Bridge Funding Program, 5.75%, 5/01/41	12,000,000	11,932,920
PFA, Special Tax Revenue, Series A, NATL RE, FGIC Insured, 5.00%, 9/01/37	6,975,000	7,005,760
Natomas USD, GO, Election of 2006, BHAC Insured, 5.00%, 8/01/32	16,450,000	16,894,479
Needles PFAR Tax Allocation, Redevelopment Project, Series A, 7.50%, 8/15/22	1,115,000	1,116,360
Newport Mesa USD, GO, Election of 2005, Capital Appreciation, zero cpn. to 7/31/21, 6.30% thereafter, 8/01/42	20,000,000	13,296,800
Norco RDA Tax Allocation, Redevelopment Project Area No. 1, Refunding, NATL Insured, 5.125%, 3/01/30	8,515,000	8,514,830
Oak Grove School District GO, Election of 2008, Series B-1, zero cpn., 6/01/41	36,240,000	6,035,047
Oakland GO, Series B, 6.25%, 1/15/39	10,045,000	11,289,174
Oakland USD Alameda County GO, Election of 2006, Series A, 6.125%, 8/01/29	7,225,000	7,565,298

Franklin California Tax-Free Income Fund
Statement of Investments, June 30, 2013 (unaudited) *(continued)*

Oceanside USD, GO, Election of 2000, Series D, NATL RE, FGIC Insured, 5.00%,		
8/01/29	5,755,000	5,784,753
8/01/33	3,590,000	3,601,811
Orange County CFD No. 2003-1 Special Tax, Ladera Ranch, Series A,		
5.50%, 8/15/24	1,100,000	1,100,957
5.60%, 8/15/28	3,250,000	3,252,373
5.625%, 8/15/34	5,000,000	5,002,900
Orange County CFD No. 2004-1 Special Tax, Ladera Ranch, Series A,		
5.15%, 8/15/29	6,405,000	6,405,576
5.20%, 8/15/34	9,000,000	8,999,730
Orange County Water District Revenue COP, Series B, NATL Insured,		
5.00%, 8/15/28	22,950,000	23,080,356
5.00%, 8/15/34	19,435,000	19,544,613
ETM, 5.00%, 8/15/34	4,140,000	4,894,184
Palmdale CRDA Tax Allocation, Merged Redevelopment Project Areas, Refunding, NATL Insured, 5.00%, 9/01/34	6,980,000	6,504,941
Palo Verde Community College District COP, AMBAC Insured, 5.50%, 1/01/37	21,000,000	21,207,690
Palomar Community College District GO, Convertible Capital Appreciation, Election of 2006, Series A, zero cpn. to 8/01/25,		
6.20% thereafter, 8/01/39	69,410,000	37,385,614
Palomar Pomerado Health Care District COP, 6.75%, 11/01/39	30,000,000	32,243,100
Palomar Pomerado Health GO, Convertible Capital Appreciation, Election of 2004, Series A,		
Assured Guaranty, zero cpn. to 8/01/19, 7.00% thereafter, 8/01/38	36,000,000	28,882,080
zero cpn. to 8/01/20, 6.75% thereafter, 8/01/40	60,000,000	43,686,600
Perris PFAR Tax Allocation, Series A, 5.75%, 10/01/31	5,000,000	5,017,100
Perris SFMR, Series A, GNMA Secured, ETM, zero cpn., 6/01/23	19,095,000	13,872,517
Perris Special Tax, CFD No. 91-1, 8.75%, 9/01/21	4,000,000	4,021,840
Placentia-Yorba Linda USD, GO, Capital Appreciation, Election of 2008, Series D, zero cpn.,		
8/01/43	27,955,000	5,418,797
8/01/46	89,200,000	14,918,700
8/01/49	85,000,000	12,087,850
Port Hueneme RDA Tax Allocation, R-76 Project, Refunding, 6.50%, 5/01/23	1,830,000	1,834,063
Poway USD, GO, Capital Appreciation, School Facilities ID No. 2007-1, Election of 2008, Refunding, Series B, zero cpn.,		
8/01/46	45,000,000	7,358,400
Ramona USD, COP, Convertible Capital Appreciation, Refunding, NATL RE, FGIC Insured, 5.00%, 5/01/32	16,000,000	16,043,040
Rancho Mirage Joint Powers Financing Authority Revenue, Eisenhower Medical Center,		
Pre-Refunded, 5.625%, 7/01/34	10,000,000	10,532,500
Refunding, Series A, 5.00%, 7/01/38	11,200,000	10,401,104
Series A, 5.00%, 7/01/47	58,450,000	53,063,248
Rancho Water District Financing Authority Revenue, AMBAC Insured, ETM, zero cpn.,		
8/15/16	8,605,000	8,292,639
8/15/17	13,605,000	12,782,850
8/15/18	13,605,000	12,325,314
Redding California Electricity System Revenue COP, Series A, NATL RE, FGIC Insured, 5.00%, 6/01/35	12,725,000	12,982,299
Rialto RDA Tax Allocation, Series A, 6.25%, 9/01/37	13,525,000	14,196,922
Rialto USD, GO, Capital Appreciation,		
Election of 1999, Series A, NATL RE, FGIC Insured, zero cpn., 6/01/19	11,610,000	9,495,703
Election of 2010, Series A, AGMC Insured, zero cpn. to 8/01/26, 7.35% thereafter, 8/01/41	27,000,000	14,413,410
Riverside Community College District GO, Election of 2004, Series C, NATL Insured, 5.00%, 8/01/32	6,930,000	7,449,819
Riverside County Asset Leasing Corp. Leasehold Revenue, Riverside County Hospital Project, NATL Insured, zero cpn.,		
6/01/23	14,160,000	8,849,009
6/01/24	13,005,000	7,627,823
Riverside County COP, Capital Improvement, Family Law, Refunding, Series A, NATL RE, FGIC Insured, 5.00%,		
11/01/30	9,905,000	10,330,915
11/01/36	6,345,000	6,572,976
Riverside County Flood Control and Water Conservation District Special Assessment, Elsinore Valley AD, Zone 3, 7.875%,		
9/01/13	350,000	353,199
9/01/14	380,000	402,488
9/01/15	410,000	450,865
9/01/16	440,000	500,069
9/01/17	475,000	549,608
Riverside County PFA Tax Allocation Revenue, Redevelopment Projects, Refunding, Series A, XLCA Insured, 5.00%,		
10/01/35	17,500,000	15,720,950
Riverside County PFA, COP,		
5.75%, 5/15/19	2,335,000	1,458,067
5.80%, 5/15/29	14,230,000	8,256,388

Franklin California Tax-Free Income Fund
Statement of Investments, June 30, 2013 (unaudited) *(continued)*

Riverside County SFMR, Capital Appreciation Mortgage,		
Series A, GNMA Secured, ETM, zero cpn., 9/01/14	20,220,000	20,159,138
Series A, GNMA Secured, ETM, zero cpn., 11/01/20	25,055,000	19,840,303
Series B, GNMA Secured, ETM, zero cpn., 6/01/23	26,160,000	18,912,634
[a]Riverside County Transportation Commission Sales Tax Revenue, Limited Tax, Series A, 5.25%, 6/01/39	11,000,000	11,835,670
[a]Riverside County Transportation Commission Toll Revenue, senior lein, Series A, 5.75%, 6/01/48	10,000,000	10,173,200
Riverside Electric Revenue, Issue D, AGMC Insured, 5.00%, 10/01/33	10,000,000	10,444,200
RNR School Financing Authority Special Tax, CFD No. 92-1, Series A, AMBAC Insured, 5.00%, 9/01/36	10,090,000	9,662,285
Road 17 Levee Area PFA Assessment Revenue, Road 17 Levee Improvement Project, 7.00%, 9/01/39	8,865,000	9,338,302
Rocklin USD, GO,		
Capital Appreciation, Series A, NATL RE, FGIC Insured, zero cpn., 9/01/16	33,960,000	32,382,898
Election of 2002, NATL RE, FGIC Insured, zero cpn., 8/01/25	8,160,000	4,818,235
Election of 2002, NATL RE, FGIC Insured, zero cpn., 8/01/26	8,695,000	4,796,945
Election of 2002, NATL RE, FGIC Insured, zero cpn., 8/01/27	9,080,000	4,676,018
Election of 2002, NATL RE, FGIC Insured, zero cpn., 8/01/28	16,615,000	7,948,948
Roseville City School District GO, Capital Appreciation, Series A, zero cpn., 8/01/17	27,835,000	23,489,400
Roseville Electric System Revenue COP, AGMC Insured, 5.00%,		
2/01/29	10,000,000	10,121,000
2/01/34	17,000,000	17,160,650
Roseville Joint UHSD,		
Capital Appreciation, Series A, zero cpn., 8/01/17	13,405,000	11,453,634
GO, Election of 2004, Series B, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 8/01/30	8,375,000	9,149,352
Roseville Natural Gas Financing Authority Gas Revenue, 5.00%, 2/15/26	5,000,000	5,292,850
Rowland USD, GO, Series A, AGMC Insured, 5.00%, 8/01/31	17,715,000	18,931,843
Sacramento Area Flood Control Agency Revenue, Consolidated, Capital AD, Series A, NATL RE, FGIC Insured, 5.00%, 10/01/37	8,715,000	9,107,001
Sacramento City Financing Authority Revenue,		
Capital Improvement, AMBAC Insured, 5.00%, 12/01/33	485,000	485,820
Capital Improvement, AMBAC Insured, Pre-Refunded, 5.00%, 12/01/33	7,035,000	7,173,660
Capital Improvement, Community Reinsurance Capital Program, Series A, AMBAC Insured, 5.00%, 12/01/31	16,915,000	17,286,284
Capital Improvement, Community Reinsurance Capital Program, Series A, AMBAC Insured, 5.00%, 12/01/36	5,740,000	5,818,695
Master Lease Program Facilities, Refunding, Series E, AMBAC Insured, 5.25%, 12/01/30	19,000,000	19,681,720
Sacramento County Airport System Revenue,		
PFC/Grant, Series C, Assured Guaranty, 5.75%, 7/01/39	5,000,000	5,336,600
senior bond, 5.00%, 7/01/40	9,000,000	9,404,730
senior bond, Series B, AGMC Insured, 5.25%, 7/01/39	20,000,000	21,020,000
Senior Series A, AGMC Insured, 5.00%, 7/01/41	10,000,000	10,421,100
Sacramento County Sanitation District Financing Authority Revenue,		
County Sanitation District No. 1, NATL Insured, 5.00%, 8/01/30	11,900,000	12,500,950
Sacramento Regional County Sanitation District, NATL RE, FGIC Insured, 5.00%, 12/01/30	10,000,000	10,516,200
Sacramento Regional County Sanitation District, NATL RE, FGIC Insured, 5.00%, 12/01/36	61,095,000	63,936,528
Sacramento Regional County Sanitation District, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 12/01/35	40,000,000	42,662,800
Sacramento MUD Electric Revenue, Series T, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 5/15/30	9,095,000	9,473,624
Sacramento USD, COP, Refunding, NATL Insured, 5.00%, 3/01/31	6,000,000	6,008,700
Saddleback Valley USD, GO, AGMC Insured, Pre-Refunded, 5.00%,		
8/01/27	4,680,000	4,923,828
8/01/29	4,335,000	4,560,854
San Bernardino Community College District GO, Election of 2008, Series B, zero cpn., 8/01/48	66,390,000	8,518,501
San Bernardino County COP, Medical Center Financing Project, Refunding, 5.00%, 8/01/26	13,045,000	13,054,262
San Bernardino Joint Powers Financing Authority Lease Revenue, City Hall Project, Refunding, NATL Insured, 5.70%, 1/01/23	6,315,000	5,627,170
San Diego Community College District GO, Election of 2002, Capital Appreciation, zero cpn. to 8/01/19, 6.00% thereafter, 8/01/33	26,880,000	20,243,328
San Diego Country Regional Airport Authority, Refunding, Sub Series A, 5.00%, 7/01/27	11,565,000	12,344,481
San Diego County COP, The Salk Institute for Biological Studies, 5.125%, 7/01/40	15,000,000	15,030,450
San Diego County Regional Transportation Commission, Series A, Refunding, 5.00%,		
4/01/42	22,830,000	24,102,316
4/01/48	10,000,000	10,520,000
San Diego County Water Authority Water Revenue COP, Series A, AGMC Insured,		
5.00%, 5/01/34	11,030,000	11,519,291
Pre-Refunded, 5.00%, 5/01/34	95,675,000	103,552,879
San Diego RDA Tax Allocation, Horton Plaza Redevelopment Project, Refunding, Series A, AGMC Insured, 6.00%, 11/01/15	2,395,000	2,403,598
San Diego USD, GO,		
Capital Appreciation, Refunding, Series R-2, zero cpn. to 6/30/30, 6.625% thereafter, 7/01/40	79,500,000	36,442,800
Capital Appreciation, Series A, NATL RE, FGIC Insured, zero cpn., 7/01/21	12,160,000	9,464,128

Capital Appreciation, Series A, NATL RE, FGIC Insured, zero cpn., 7/01/22	8,440,000	6,182,891
Capital Appreciation, Series A, NATL RE, FGIC Insured, zero cpn., 7/01/23	11,120,000	7,625,762
Election of 1998, Series E, AGMC Insured, 5.00%, 7/01/28	15,800,000	15,800,000
Election of 2008, Series A, zero cpn. to 7/01/19, 6.00% thereafter, 7/01/33	104,505,000	79,418,575
Election of 2008, Series E, zero cpn. to 7/01/32, 5.375% thereafter, 7/01/47	56,000,000	20,185,760
San Francisco BART District GO, Election of 2004, Series B, 5.00%, 8/01/32	28,000,000	30,674,560
San Francisco BART District Sales Tax Revenue, AGMC Insured, Pre-Refunded, 5.00%,		
7/01/31	10,000,000	10,475,600
7/01/36	6,760,000	7,081,506
San Francisco City and County Airports Commission International Airport Revenue, Second Series, Refunding, Issue 32G,		
NATL RE, FGIC Insured, 4.50%, 5/01/28	7,500,000	7,614,975
San Francisco City and County COP, 30 Van Ness Avenue Property, Series A, NATL Insured, 5.00%, 9/01/31	5,805,000	5,811,444
San Francisco City and County Public Utilities Commission Water Revenue,		
a5.00%, 11/01/43	71,735,000	74,425,780
Sub Series A, 5.00%, 11/01/41	5,800,000	6,019,588
San Jacinto USD, COP, Refunding, AGMC Insured, 5.375%, 9/01/40	12,000,000	12,016,680
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,		
Capital Appreciation, Refunding, Series A, 5.60%, 1/15/16	19,500,000	20,104,500
Capital Appreciation, Refunding, Series A, 5.65%, 1/15/17	17,000,000	17,504,730
Capital Appreciation, Refunding, Series A, 5.70%, 1/15/19	57,000,000	58,606,260
Capital Appreciation, Refunding, Series A, 5.50%, 1/15/28	247,300,000	247,317,311
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.65% thereafter, 1/15/37	104,745,000	51,190,976
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.70% thereafter, 1/15/38	140,340,000	68,585,561
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.75% thereafter, 1/15/40	158,655,000	76,530,412
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.75% thereafter, 1/15/41	141,024,000	67,728,186
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.75% thereafter, 1/15/42	141,024,000	67,450,369
Refunding, Series A, NATL Insured, 5.375%, 1/15/29	85,500,000	85,494,870
Refunding, Series A, NATL Insured, 5.25%, 1/15/30	21,000,000	20,657,910
senior lien, Capital Appreciation, 5.00%, 1/01/33	82,040,000	78,590,218
senior lien, ETM, zero cpn., 1/01/25	5,700,000	3,952,779
senior lien, ETM, zero cpn., 1/01/28	33,545,000	19,577,533
senior lien, ETM, zero cpn., 1/01/29	37,050,000	20,551,264
San Jose Airport Revenue,		
Refunding, Series A, NATL RE, FGIC Insured, 5.00%, 3/01/31	9,415,000	9,429,499
Refunding, Series B, AMBAC Insured, 5.00%, 3/01/37	25,500,000	25,812,885
Series D, NATL Insured, 5.00%, 3/01/28	10,000,000	10,167,900
San Jose Financing Authority Lease Revenue,		
Civic Center Project, Refunding, Series A, AMBAC Insured, 5.00%, 6/01/39	20,885,000	21,592,166
Convention Center Project, Refunding, Series F, NATL Insured, 5.00%, 9/01/21	14,045,000	14,082,219
Convention Center Project, Refunding, Series F, NATL Insured, 5.00%, 9/01/22	14,730,000	14,767,709
San Jose Financing Authority Revenue, Fourth and San Fernando Parking Facility Project, Series A, AMBAC Insured,		
5.00%, 9/01/24	5,000,000	4,999,700
San Jose GO,		
Libraries and Parks Projects, NATL Insured, 5.00%, 9/01/36	35,150,000	37,604,524
Libraries, Parks and Public Safety Projects, 5.00%, 9/01/28	11,600,000	11,627,956
Libraries, Parks and Public Safety Projects, NATL Insured, 5.00%, 9/01/34	15,820,000	15,894,038
San Jose RDA Tax Allocation,		
Housing Set-Aside Merged Area, Series E, NATL Insured, 5.85%, 8/01/27	7,325,000	7,328,882
Merged Area Redevelopment Project, Refunding, NATL Insured, 5.625%, 8/01/28	2,030,000	2,016,663
Merged Area Redevelopment Project, Series B, XLCA Insured, 5.00%, 8/01/32	13,395,000	12,579,111
Series A, 6.50%, 8/01/18	10,000,000	11,201,500
Series B, 7.00%, 8/01/35	28,565,000	31,528,047
San Jose RDA, MFHR, Miraido Village, Series A, GNMA Secured, 5.75%, 7/20/38	7,110,000	7,111,706
San Jose Special Hotel Tax Revenue, Convention Center Expansion and Renovation Project, 6.50%,		
5/01/36	10,000,000	11,391,400
5/01/42	10,000,000	11,285,400
San Jose USD, COP, AGMC Insured, ETM, zero cpn.,		
1/01/27	7,105,000	4,320,693
1/01/29	7,105,000	3,869,809
San Juan Bautista Water and Wastewater Revenue COP, Refunding, 6.25%, 10/01/43	7,330,000	7,526,444
San Juan USD, GO, Election of 1998, Series B, NATL Insured, zero cpn.,		
8/01/26	15,825,000	8,605,793
8/01/27	18,605,000	9,581,203
8/01/28	19,470,000	9,369,937
San Luis Obispo County Financing Authority Revenue, Nacimiento Water Project, Series A, NATL Insured, 5.00%, 9/01/32	12,500,000	12,734,000

Franklin California Tax-Free Income Fund
Statement of Investments, June 30, 2013 (unaudited) *(continued)*

San Marcos PFAR, Series A, ETM, 6.25%, 9/02/22	15,000,000	19,031,550
San Mateo County Joint Powers Authority Lease Revenue, Capital Projects, Refunding, Series A, AGMC Insured, 5.00%, 7/15/29	4,545,000	4,548,909
San Mateo Flood Control District COP, Colma Creek Flood Control Zone, AMBAC Insured, 5.00%, 8/01/39	6,555,000	5,820,053
San Mateo UHSD,		
COP, Phase I Projects, Capital Appreciation, Series B, AMBAC Insured, Pre-Refunded, zero cpn. to 12/15/19, 5.00% thereafter, 12/15/43	11,535,000	10,208,129
GO, Capital Appreciation, Election of 2000, Series B, NATL RE, FGIC Insured, zero cpn., 9/01/22	5,000,000	3,775,450
San Ramon PFA Tax Allocation Revenue, NATL Insured, 5.30%, 2/01/28	17,605,000	17,219,803
San Ramon Valley Fire Protection District COP, XLCA Insured, 5.00%, 8/01/36	5,655,000	6,036,543
San Ramon Valley USD, GO, Election of 2002,		
AGMC Insured, Pre-Refunded, 5.40%, 3/01/28	27,410,000	27,521,010
NATL Insured, Pre-Refunded, 5.00%, 8/01/28	14,770,000	16,657,015
Sanger USD, GO, Election of 2006, Series A, AGMC Insured, 5.00%, 8/01/27	5,000,000	5,358,500
Santa Ana Community RDA Tax Allocation, Merged Project Area, Refunding, Series A,		
6.25%, 9/01/24	7,005,000	8,085,731
6.75%, 9/01/28	13,500,000	15,628,815
[b]Santa Barbara Housing Authority Revenue, Refunding and Acquisition, 6.25%, 11/15/20	3,345,000	3,218,860
Santa Clara County Financing Authority Revenue, El Camino Hospital, Series B, AMBAC Insured, 5.125%, 2/01/41	20,000,000	20,304,000
Santa Clarita Community College District GO, Election of 2006, NATL Insured, 5.00%, 8/01/32	9,765,000	10,559,773
Santa Cruz County RDA Tax Allocation, Live Oak/Soquel Community Improvement Project Area, 7.00%, 9/01/36	5,000,000	5,743,900
Santa Margarita Water District Special Tax, CFD No. 99-1, Pre-Refunded, 6.00%, 9/01/30	9,000,000	9,081,900
Santa Maria Bonita School District COP, NATL Insured, 7.00%, 3/01/16	180,000	181,958
Santee School District COP, Capital Improvement Project, Assured Guaranty, 5.50%, 10/01/48	15,460,000	15,876,029
Saugus USD, GO, Series B, AGMC Insured, Pre-Refunded, 5.00%, 8/01/29	5,000,000	5,462,300
School Facilities Financing Authority Revenue, Capital Appreciation, Grant Joint UHSD, Series A, AGMC Insured, zero cpn., 8/01/42	49,000,000	10,276,770
Shafter Joint Powers Financing Authority Lease Revenue, Community Correctional Facility Project, Series A, 6.05%, 1/01/17	3,620,000	3,633,104
Simi Valley USD, GO, Election of 2004, Series A, NATL Insured, Pre-Refunded, 5.00%, 8/01/26	6,000,000	6,309,240
Snowline Joint USD, CFD Special Tax, No. 2002-1, Series A,		
5.30%, 9/01/29	1,615,000	1,565,452
5.40%, 9/01/34	2,000,000	1,924,240
Sonoma CDA Tax Allocation, Redevelopment Project, 7.125%, 12/01/36	10,775,000	12,728,615
Southern California Public Power Authority Gas Project Revenue, Project No. 1, Series A, 5.00%, 11/01/33	17,500,000	16,850,225
Southern California Public Power Authority Revenue,		
6.75%, 7/01/13	10,000,000	10,000,000
Magnolia Power Project, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/36	10,000,000	10,000,000
Series A, AMBAC Insured, ETM, zero cpn., 7/01/13	16,000,000	16,000,000
Southern California Public Power Authority Transmission Project Revenue, Southern Transmission Project, 6.125%, 7/01/18	1,135,000	1,139,211
Southern California Water Replenishment District Revenue COP, 5.00%, 8/01/41	12,870,000	13,023,024
Stockton Revenue, O'Connor Woods Housing Corp., Series A, 6.35%, 11/01/31	8,870,000	8,972,271
Stockton Revenue COP, Wastewater System Project, Refunding, Series A, NATL Insured, 5.20%, 9/01/29	19,160,000	17,963,075
Stockton-East Water District COP, Capital Appreciation, 1990 Project, Series B, zero cpn., 4/01/16	103,885,000	94,067,867
Suisun City PFA Tax Allocation Revenue, Capital Appreciation, Redevelopment Project, Series A, zero cpn., 10/01/28	17,855,000	6,942,917
Sweetwater UHSD, GO, Election of 2006, Series A, AGMC Insured, 5.625%, 8/01/47	10,000,000	10,537,700
Tehachapi Valley Healthcare District GO, 2009 Election, Build America Mutual Assurance, 5.00%, 11/01/38	19,000,000	19,289,940
Torrance Hospital Revenue, Torrance Memorial Medical Center, Series A, 5.50%, 6/01/31	4,385,000	4,393,244
Trabuco Canyon PFA, Special Tax Revenue, Refunding,		
Series A, AGMC Insured, 6.10%, 10/01/15	4,430,000	4,549,344
Series C, AGMC Insured, 6.10%, 7/01/19	5,215,000	5,907,344
Tustin CFD No. 04-1 Special Tax, John Laing Homes, Pre-Refunded,		
5.375%, 9/01/29	1,000,000	1,013,280
5.50%, 9/01/34	1,500,000	1,520,145
Twin Cities Police Authority CFD Special Tax, No. 2008-1, Public Safety, Police and Emergency Response Facilities and Services, 6.00%, 8/01/44	10,710,000	11,635,344
University of California Regents Medical Center Pooled Revenue, Series A, NATL Insured, 4.50%,		
5/15/37	24,790,000	25,001,211
5/15/47	62,085,000	60,812,878
University of California Revenue,		
Limited Project, Series D, NATL RE, FGIC Insured, 5.00%, 5/15/37	10,000,000	10,665,400
Limited Project, Series D, NATL RE, FGIC Insured, 5.00%, 5/15/41	7,750,000	8,217,248
Limited Project, Series G, 5.00%, 5/15/37	37,000,000	39,114,550
Limited Project, Series G, 5.00%, 5/15/42	15,675,000	16,452,480
UCLA Medical Center, Series A, AMBAC Insured, 5.00%, 5/15/34	3,710,000	3,710,482
Upland COP, San Antonio Community Hospital, Refunding, 6.50%, 1/01/41	34,130,000	38,247,443

Franklin California Tax-Free Income Fund
Statement of Investments, June 30, 2013 (unaudited) *(continued)*

Upland USD, GO, Capital Appreciation, Election of 2008, Series C, zero cpn., 8/01/45	62,900,000	11,069,771
[b]Vacaville PFAR, Local Agency, 8.65%, 9/02/18	2,875,000	2,769,660
Vacaville USD, GO, Election of 2001, AMBAC Insured, 5.00%, 8/01/32	7,790,000	7,985,841
Vallejo PFAR, Local Agency, Hiddenbrooke ID, Refunding, Series A, 5.80%, 9/01/31	4,175,000	4,194,915
Vallejo RDA Tax Allocation, Waterfront Redevelopment Project, 7.90%, 5/01/19	1,405,000	1,408,260
Victor Valley Joint UHSD, GO, Election of 2008, Series A, Assured Guaranty, 5.00%, 8/01/34	28,350,000	28,779,219
Vista Community Development Commission Tax Allocation Revenue, Vista Redevelopment Project Area, 5.875%, 9/01/37	5,000,000	4,920,350
Vista USD, GO, Election of 2002,		
Series B, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 8/01/28	6,000,000	6,022,440
Series C, AGMC Insured, 5.00%, 8/01/28	2,000,000	2,162,780
Washington Township Health Care District Revenue,		
Refunding, 5.25%, 7/01/29	6,500,000	6,502,795
Refunding, Series A, 5.00%, 7/01/37	7,000,000	7,047,810
Series A, 5.50%, 7/01/38	11,000,000	11,308,220
West Contra Costa USD, GO, Election of 2002, Series C, NATL RE, FGIC Insured, 5.00%, 8/01/34	11,605,000	11,739,966
West Kern Community College District COP, AMBAC Insured, 5.625%, 11/01/34	11,035,000	11,112,245
West Sacramento Area Flood Control Agency Assessment Revenue, 5.25%, 9/01/41	9,030,000	9,233,807
West Sacramento Financing Authority Special Tax Revenue, Series A, XLCA Insured, 5.00%, 9/01/34	5,000,000	4,903,700
Western Placer USD, COP, Refinancing Project, Series B, Assured Guaranty, 5.125%, 8/01/47	10,275,000	10,071,760
Westlands Water District Revenue COP, Series A, NATL Insured, 5.00%,		
9/01/30	6,250,000	6,279,250
9/01/31	7,490,000	7,541,681
9/01/35	5,910,000	5,921,702
Westminster School District GO, Election of 2008, Series A-1, Assured Guaranty, 5.00%, 8/01/34	18,980,000	19,438,557
Yucaipa Valley Water District Water System Revenue COP, Series A, NATL Insured, 5.00%,		
9/01/29	10,100,000	10,139,996
9/01/34	12,765,000	12,781,212
		12,846,503,297
U.S. Territories 6.4%		
Puerto Rico 6.3%		
Children's Trust Fund Tobacco Settlement Revenue, Asset-Backed Bonds, Refunding,		
5.50%, 5/15/39	7,210,000	7,239,200
5.625%, 5/15/43	25,500,000	25,450,785
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A, 6.00%, 7/01/44	10,500,000	9,896,565
Puerto Rico Commonwealth GO, Public Improvement,		
Refunding, Series A, 5.50%, 7/01/32	30,000,000	28,476,000
Refunding, Series A, 5.75%, 7/01/41	20,485,000	19,113,120
Refunding, Series A, AGMC Insured, 5.00%, 7/01/35	27,145,000	25,403,648
Refunding, Series A, NATL Insured, 5.50%, 7/01/20	10,000,000	10,150,600
Refunding, Series E, 5.50%, 7/01/31	18,980,000	18,064,405
Refunding, Sub Series C-7, NATL Insured, 6.00%, 7/01/27	21,000,000	21,179,760
Series A, 5.125%, 7/01/28	10,000,000	9,158,700
Series A, 5.125%, 7/01/31	68,780,000	62,634,507
Series A, 6.00%, 7/01/38	10,000,000	9,809,700
Series B, Pre-Refunded, 5.25%, 7/01/32	12,495,000	14,121,099
Series B, Pre-Refunded, 5.00%, 7/01/35	21,200,000	23,802,512
Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, Series Y, Pre-Refunded, 5.00%, 7/01/36	63,000,000	70,833,420
Puerto Rico Commonwealth Highways and Transportation Authority Transportation Revenue,		
Refunding, Series A, NATL Insured, 5.00%, 7/01/38	2,440,000	2,122,922
Refunding, Series N, FGIC Insured, 5.25%, 7/01/39	7,000,000	6,254,150
Series K, Pre-Refunded, 5.00%, 7/01/40	30,000,000	32,694,600
Series K, Pre-Refunded, 5.00%, 7/01/45	30,000,000	32,694,600
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue, 5.00%, 7/01/46	9,475,000	7,908,688
Puerto Rico Convention Center District Authority Hotel Occupancy Tax Revenue, Series A, AMBAC Insured, 5.00%, 7/01/31	2,310,000	2,107,667
Puerto Rico Electric Power Authority Power Revenue,		
Refunding, Series A, 5.00%, 7/01/29	20,000,000	17,988,400
Refunding, Series A, 5.00%, 7/01/42	24,000,000	20,808,720
Series WW, 5.00%, 7/01/28	12,030,000	11,114,397
Series WW, 5.25%, 7/01/33	32,250,000	30,029,587
Series XX, 5.25%, 7/01/40	14,000,000	13,064,240
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Revenue, Cogeneration Facility, AES Puerto Rico Project, 6.625%, 6/01/26	6,800,000	6,545,952
Puerto Rico Infrastructure Financing Authority Revenue, Ports Authority Project, Series B,		
5.25%, 12/15/26	20,000,000	18,534,600

Franklin California Tax-Free Income Fund

Statement of Investments, June 30, 2013 (unaudited) *(continued)*

	Principal Amount	Value
6.00%, 12/15/26	16,000,000	16,083,520
Puerto Rico PBA Guaranteed Revenue, Government Facilities,		
Refunding, Series D, 5.375%, 7/01/33	26,510,000	24,701,753
Refunding, Series M-3, NATL Insured, 6.00%, 7/01/24	21,535,000	21,765,855
Refunding, Series M-3, NATL Insured, 6.00%, 7/01/27	15,000,000	15,128,400
Refunding, Series M-3, NATL Insured, 6.00%, 7/01/28	10,000,000	10,072,700
Refunding, Series N, 5.00%, 7/01/37	10,925,000	9,396,265
Series S, 6.00%, 7/01/41	32,840,000	32,142,807
Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Refunding, Series B, 5.50%, 8/01/31	21,000,000	19,593,840
Puerto Rico Sales Tax FICO Sales Tax Revenue,		
Capital Appreciation, first subordinate, Series A, zero cpn. to 8/01/16, 6.75% thereafter, 8/01/32	80,000,000	79,325,600
first subordinate, Series A, 5.75%, 8/01/37	10,000,000	10,246,400
first subordinate, Series A, 5.375%, 8/01/39	10,000,000	10,002,300
first subordinate, Series A, 5.50%, 8/01/42	10,000,000	10,043,300
first subordinate, Series A, 6.00%, 8/01/42	8,000,000	8,342,160
first subordinate, Series C, 5.50%, 8/01/40	50,000,000	50,317,500
Series A, 5.25%, 8/01/57	10,000,000	10,061,500
		884,426,444
U.S. Virgin Islands 0.1%		
Virgin Islands PFAR, Virgin Islands Matching Fund Loan Note, Diageo Project, Series A, 6.75%, 10/01/37	10,000,000	10,972,700
Total U.S. Territories		895,399,144
Total Municipal Bonds before Short Term Investments (Cost $13,187,987,726)		13,741,902,441
Short Term Investments 0.2%		
Municipal Bonds 0.2%		
California 0.2%		
[c]California Health Facilities Financing Authority Revenue, St. Joseph Health System, Refunding, Series B, Daily VRDN and Put, 0.03%, 7/01/41	11,000,000	11,000,000
[c]California PCFA, PCR, Pacific Gas and Electric Co., Refunding, Series C, Daily VRDN and Put, 0.04%, 11/01/26	1,100,000	1,100,000
[c]California State Economic Recovery GO,		
Refunding, Series C-1, Daily VRDN and Put, 0.04%, 7/01/23	1,350,000	1,350,000
Series C-4, Daily VRDN and Put, 0.04%, 7/01/23	2,500,000	2,500,000
[c]California State GO,		
Kindergarten, Series A3, Daily VRDN and Put, 0.04%, 5/01/34	2,900,000	2,900,000
Series A-3, Daily VRDN and Put, 0.03%, 5/01/33	2,400,000	2,400,000
[c]California Statewide CDA Revenue, John Muir Health, Refunding, Series C, Daily VRDN and Put, 0.03%, 8/15/27	5,000,000	5,000,000
[c]Metropolitan Water District of Southern California Water Revenue, Refunding, Series B-3, Daily VRDN and Put, 0.03%, 7/01/35	4,700,000	4,700,000
Total Short Term Investments (Cost $30,950,000)		30,950,000
Total Investments (Cost $13,218,937,726) 99.0%		13,772,852,441
Other Assets, less Liabilities 1.0%		137,704,293
Net Assets 100.0%		$ 13,910,556,734

[a] A portion or all of the security purchased on a when-issued or delayed delivery basis.

[b] Security has been deemed illiquid because it may not be able to be sold within seven days. At June 30, 2013, the aggregate value of these securities was $5,988,520, representing 0.04% of net assets.

[c] Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

Abbreviations

Selected Portfolio

ABAG - The Association of Bay Area Governments
ACA - American Capital Access Holdings Inc.
AD - Assessment District
AGMC - Assured Guaranty Municipal Corp.

Franklin California Tax-Free Income Fund

Statement of Investments, June 30, 2013 (unaudited) *(continued)*

AMBAC	- American Municipal Bond Assurance Corp.
BART	- Bay Area Rapid Transit
BHAC	- Berkshire Hathaway Assurance Corp.
CDA	- Community Development Authority/Agency
CFD	- Community Facilities District
CHFCLP	- California Health Facilities Construction Loan Program
COP	- Certificate of Participation
CRDA	- Community Redevelopment Authority/Agency
ETM	- Escrow to Maturity
FGIC	- Financial Guaranty Insurance Co.
FHA	- Federal Housing Authority/Agency
FICO	- Financing Corp.
GNMA	- Government National Mortgage Association
GO	- General Obligation
HFAR	- Housing Finance Authority Revenue
ID	- Improvement District
IDR	- Industrial Development Revenue
MFHR	- Multi-Family Housing Revenue
MUD	- Municipal Utility District
NATL	- National Public Financial Guarantee Corp.
NATL RE	- National Public Financial Guarantee Corp. Reinsured
PBA	- Public Building Authority
PCFA	- Pollution Control Financing Authority
PCR	- Pollution Control Revenue
PFA	- Public Financing Authority
PFAR	- Public Financing Authority Revenue
RDA	- Redevelopment Agency/Authority
RMR	- Residential Mortgage Revenue
SFMR	- Single Family Mortgage Revenue
UHSD	- Unified/Union High School District
USD	- Unified/Union School District
XLCA	- XL Capital Assurance

Franklin California Tax-Free Income Fund

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Franklin California Tax-Free Income Fund (Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end investment company.

2. FINANCIAL INSTRUMENT VALUATION

The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Fund's Board of Trustees (the Board), the Fund's administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

3. INCOME TAXES

At June 30, 2013, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$	13,211,953,115
Unrealized appreciation	$	769,596,197
Unrealized depreciation		(208,696,871)
Net unrealized appreciation (depreciation)	$	560,899,326

4. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:

- Level 1 – quoted prices in active markets for identical financial instruments
- Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
- Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)

The inputs or methodology used for valuing financial instruments are not an indication of the risk associated with investing in those financial instruments.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At June 30, 2013, all of the Fund's investments in financial instruments carried at fair value were valued using Level 2 inputs.

5. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no changes in the Registrant's internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

By /s/ Laura F. Fergerson
Laura F. Fergerson
Chief Executive Officer - Finance and Administration
Date August 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laura F. Fergerson
Laura F. Fergerson
Chief Executive Officer - Finance and Administration
Date August 27, 2013

By /s/ Gaston Gardey
Gaston Gardey
Chief Financial Officer and Chief Accounting Officer
Date August 27, 2013